Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Solaris LLC
Schedule of changes in carrying amount of goodwill

Goodwill as of January 1, 2015	$12,931
Purchase price adjustments	73
Goodwill as of December 31, 2015	$13,004
Purchase price adjustments	—
Goodwill as of December 31, 2016	$13,004